                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2002

Check here if Amendment  [  ]                        Amendment No.:    _______
         This Amendment (Check only one):            [  ]  is a restatement.
                                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Amelia Peabody Foundation
Address:          One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number: 028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Margaret St. Clair
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair Wellesley, Massachusetts   October 25, 2002
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     90

Form 13F Information Table Value Total:     $75,126 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05999          Bayard D. Waring
2.       28-05991          Margaret N. St. Clair
3.       28-05993          Philip B. Waring
4.       28-05995          Deborah Carlson
5.       28-05997          Thomas B. St. Clair

              Amelia Peabody Foundation Form 13F Information Table

COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                   COLUMN 5               COLUMN 6
Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion
Abbey National               Preferred         002920809                       383       15,000            SH      Shared - Other

Alliance Resource              Common          01877R108                     1,509       65,000            SH      Shared - Other

American Capital               Common          024937104                       848       45,000            SH      Shared - Other

Amerigas Partners L.P.         Common          030975106                     1,274       55,000            SH      Shared - Other

Anthracite Capital             Common          037023108                       735       65,000            SH      Shared - Other

Apache Corp.                   Common          037411105                     2,556       43,000            SH      Shared - Other

Applied Material Inc           Common          038222105                     1,040       90,000            SH      Shared - Other

Aviall Inc.                    Common          05366B102                       459       45,000            SH      Shared - Other

COLUMN 1                    COLUMN 7          COLUMN 8
Name of Issuer                Other            Voting Authority
                            Managers        Sole    Shared    None
Abbey National            1, 2, 3, 4, 5    15,000

Alliance Resource         1, 2, 3, 4, 5    65,000

American Capital          1, 2, 3, 4, 5    45,000

Amerigas Partners L.P.    1, 2, 3, 4, 5    55,000

Anthracite Capital        1, 2, 3, 4, 5    65,000

Apache Corp.              1, 2, 3, 4, 5    43,000

Applied Material Inc      1, 2, 3, 4, 5    90,000

Aviall Inc.               1, 2, 3, 4, 5    45,000


BAC Capital                  Preferred         055188205                       517       20,000            SH      Shared - Other

Baxter Int'l                   Common          071813109                     1,069       35,000            SH      Shared - Other

Buckeye Partners L P           Common          118230101                     3,670      100,000            SH      Shared - Other
Unit LTD Partnership
Ints

Cardinal Health                Common          14149Y108                     2,799       45,000            SH      Shared - Other

Chase Capital IV Preferred   Preferred         16147N208                       300       12,000            SH      Shared - Other

Cisco Systems                  Common          17275R102                       367       35,000            SH      Shared - Other

Citigroup Inc.                 Common          172967101                       297       10,000            SH      Shared - Other

Dell Computer                  Common          247025109                     1,176       50,000            SH      Shared - Other

Dominion Res Black             Common          25746Q108                       609       30,000            SH      Shared - Other

Duff & Phelps Util &           Common          26432K108                       658       50,000            SH      Shared - Other
Corp BD TR

Duke Energy                    Common          264399106                       880       45,000            SH      Shared - Other

Duke Energy Ser C            Preferred         264399619                       284       11,000            SH      Shared - Other

BAC Capital                  1, 2, 3, 4, 5    20,000

Baxter Int'l                 1, 2, 3, 4, 5    35,000

Buckeye Partners L P         1, 2, 3, 4, 5   100,000
Unit LTD Partnership
Ints

Cardinal Health              1, 2, 3, 4, 5    45,000

Chase Capital IV             1, 2, 3, 4, 5    12,000
Preferred

Cisco Systems                1, 2, 3, 4, 5    35,000

Citigroup Inc.               1, 2, 3, 4, 5    10,000

Dell Computer                1, 2, 3, 4, 5    50,000

Dominion Res Black           1, 2, 3, 4, 5    30,000

Duff & Phelps Util &         1, 2, 3, 4, 5    50,000
Corp BD TR

Duke Energy                  1, 2, 3, 4, 5    45,000

Duke Energy Ser C            1, 2, 3, 4, 5    11,000


Duke Energy - M Units        Preferred         264399585                     1,308       80,000            SH      Shared - Other

Electronic Data 7.625%       Preferred         285661203                       364       20,000            SH      Shared - Other

Enbridge Energy                Common          29250R106                     1,752       40,000            SH      Shared - Other

Energy East Cap.             Preferred         29267G200                       780       30,000            SH      Shared - Other

Equity Office Prop.            Common          294741103                       516       20,000            SH      Shared - Other

Exxon Mobil Corp               Common          30231G102                     1,914       60,000            SH      Shared - Other

Family Dollar                  Common          307000109                       806       30,000            SH      Shared - Other

Fleet Boston                   Common          339030108                     1,017       50,000            SH      Shared - Other

Fleet Capital Trust          Preferred         33889X203                       504       20,000            SH      Shared - Other

General Electric Cap. Corp.  Preferred         369622527                       533       20,000            SH      Shared - Other

General Motors 7.25%         Preferred         370442758                       506       20,000            SH      Shared - Other
Preferred

Goldman Sachs                  Common          38141G104                     1,651       25,000            SH      Shared - Other

Duke Energy - M Units         1, 2, 3, 4, 5    80,000

Electronic Data 7.625%        1, 2, 3, 4, 5    20,000

Enbridge Energy               1, 2, 3, 4, 5    40,000

Energy East Cap.              1, 2, 3, 4, 5    30,000

Equity Office Prop.           1, 2, 3, 4, 5    20,000

Exxon Mobil Corp              1, 2, 3, 4, 5    60,000

Family Dollar                 1, 2, 3, 4, 5    30,000

Fleet Boston                  1, 2, 3, 4, 5    50,000

Fleet Capital Trust           1, 2, 3, 4, 5    20,000

General Electric Cap. Corp.   1, 2, 3, 4, 5    20,000

General Motors 7.25%          1, 2, 3, 4, 5    20,000
Preferred

Goldman Sachs                 1, 2, 3, 4, 5    25,000


Great Plains Energy            Common          391164100                       958       50,000            SH      Shared - Other

HCA Inc.                       Common          404119109                       952       20,000            SH      Shared - Other

HL&P Capital Trust I         Preferred         404202202                       204       10,000            SH      Shared - Other
8.125% Tr Pfd Ser A

Hospitality Prop.              Common          44106M102                     1,325       40,000            SH      Shared - Other

Hugoton  Royalty Trust         Common          444717102                     1,473      128,000            SH      Shared - Other

IBM                            Common          459200101                     2,041       35,000            SH      Shared - Other

Intel Corp                     Common          458140100                       347       25,000            SH      Shared - Other

JDS Uniphase                   Common          46612J101                        97       50,000            SH      Shared - Other

JP Morgan Chase                Common          46625H100                       475       25,000            SH      Shared - Other

Kinder Morgan Energy           Common          494550106                     2,714       85,000            SH      Shared - Other
Partners LP

KLA-Tencor Corp.               Common          482480100                       838       30,000            SH      Shared - Other

Laboratory Corp of Am          Common          50540R409                     1,351       40,000            SH      Shared - Other

Great Plains Energy         1, 2, 3, 4, 5    50,000

HCA Inc.                    1, 2, 3, 4, 5    20,000

HL&P Capital Trust I        1, 2, 3, 4, 5    10,000
8.125% Tr Pfd Ser A

Hospitality Prop.           1, 2, 3, 4, 5    40,000

Hugoton  Royalty Trust      1, 2, 3, 4, 5   128,000

IBM                         1, 2, 3, 4, 5    35,000

Intel Corp                  1, 2, 3, 4, 5    25,000

JDS Uniphase                1, 2, 3, 4, 5    50,000

JP Morgan Chase             1, 2, 3, 4, 5    25,000

Kinder Morgan Energy        1, 2, 3, 4, 5    85,000
Partners LP

KLA-Tencor Corp.            1, 2, 3, 4, 5    30,000

Laboratory Corp of Am       1, 2, 3, 4, 5    40,000


Lexmark Int'l                  Common          529771107                       470       10,000            SH      Shared - Other

Liberty Property Trust         Common          531172104                     1,240       40,000            SH      Shared - Other

MicroSoft Corp.                Common          594918104                     1,750       40,000            SH      Shared - Other

Mutual Risk Mgmt               Common          628351108                         3       70,000            SH      Shared - Other

Novellus                       Common          670008101                       520       25,000            SH      Shared - Other

Plum Creek Timber Co Inc.      Common          729251108                     1,017       45,000            SH      Shared - Other

Progress Energy Inc.           Common          743263105                     1,022       25,000            SH      Shared - Other

Progress Energy CVO            Common          743263AA3                         0       25,000            SH      Shared - Other

Public Storage Preferred     Preferred         74460D620                       760       30,000            SH      Shared - Other
7.625%

Public Storage Inc           Preferred         74460D828                       250       10,000            SH      Shared - Other
Depositary Sh Prd Ser J

Public Storage Preferred     Preferred         74460D711                       263       10,000            SH      Shared - Other
8.6%

Royal Bank of Scotland       Preferred         780097853                       533       20,000            SH      Shared - Other
8.5% Ser J

Lexmark Int'l                   1, 2, 3, 4, 5    10,000

Liberty Property Trust          1, 2, 3, 4, 5    40,000

MicroSoft Corp.                 1, 2, 3, 4, 5    40,000

Mutual Risk Mgmt                1, 2, 3, 4, 5    70,000

Novellus                        1, 2, 3, 4, 5    25,000

Plum Creek Timber Co Inc.       1, 2, 3, 4, 5    45,000

Progress Energy Inc.            1, 2, 3, 4, 5    25,000

Progress Energy CVO             1, 2, 3, 4, 5    25,000

Public Storage Preferred        1, 2, 3, 4, 5    30,000
7.625%

Public Storage Inc              1, 2, 3, 4, 5    10,000
Depositary Sh Prd Ser J

Public Storage Preferred        1, 2, 3, 4, 5    10,000
8.6%

Royal Bank of Scotland          1, 2, 3, 4, 5    20,000
8.5% Ser J


Royal Dutch Petroleum Co.      Common          780257804                     1,205       30,000            SH      Shared - Other

Sears Roebuck 7%             Preferred         812404408                       381       15,000            SH      Shared - Other

Senior Housing Property        Common          81721M109                       673       60,000            SH      Shared - Other

Shop At Home Inc Ser A       Preferred         825066400                         9          692            SH      Shared - Other
PFD

SJG Cap TR PFD Secs          Preferred         78427Q202                       501       20,000            SH      Shared - Other
8.35%

State Street Corp.             Common          857477103                     1,352       35,000            SH      Shared - Other

Sunoco Logistics               Common          86764L108                     1,666       75,000            SH      Shared - Other

Talbots                        Common          874161102                       980       35,000            SH      Shared - Other

Taubman Centers                Common          876664103                       498       35,000            SH      Shared - Other

Teco Energy                    Common          872375100                       794       50,000            SH      Shared - Other

Tenet Healthcare               Common          88033G100                     2,723       55,000            SH      Shared - Other

Tennessee Valley Series A    Preferred         880591409                       525       20,000            SH      Shared - Other

Royal Dutch Petroleum Co.      1, 2, 3, 4, 5    30,000

Sears Roebuck 7%               1, 2, 3, 4, 5    15,000

Senior Housing Property        1, 2, 3, 4, 5    60,000

Shop At Home Inc Ser A         1, 2, 3, 4, 5       692
PFD

SJG Cap TR PFD Secs            1, 2, 3, 4, 5    20,000
8.35%

State Street Corp.             1, 2, 3, 4, 5    35,000

Sunoco Logistics               1, 2, 3, 4, 5    75,000

Talbots                        1, 2, 3, 4, 5    35,000

Taubman Centers                1, 2, 3, 4, 5    35,000

Teco Energy                    1, 2, 3, 4, 5    50,000

Tenet Healthcare               1, 2, 3, 4, 5    55,000

Tennessee Valley Series A      1, 2, 3, 4, 5    20,000


Texas Instruments              Common          882508104                       591       40,000            SH      Shared - Other

Travelers Property A           Common          89420G109                        18        1,368            SH      Shared - Other

Travelers Property B           Common          89420G406                        38        2,810            SH      Shared - Other

TXU Corp                       Common          873168108                     2,503       60,000            SH      Shared - Other

Tyco Intl                      Common          902124106                       353       25,000            SH      Shared - Other

UDS Capital I G              Preferred         902655208                       620       25,000            SH      Shared - Other
Preferred SEC 8.32%

Verizon                        Common          92343V104                     1,372       50,000            SH      Shared - Other

Verizon NE 7%                Preferred         92344R201                       507       20,000            SH      Shared - Other

Washington Mtl                 Common          939322103                     1,101       35,000            SH      Shared - Other

Wells Fargo                    Common          949746101                     2,408       50,000            SH      Shared - Other

Wells Fargo Cap. Trust       Preferred         94978B205                       521       20,000            SH      Shared - Other

XTO Energy                     Common          98385X106                       103        5,000            SH      Shared - Other

                                                                            75,126

Texas Instruments             1, 2, 3, 4, 5    40,000

Travelers Property A          1, 2, 3, 4, 5     1,368

Travelers Property B          1, 2, 3, 4, 5     2,810

TXU Corp                      1, 2, 3, 4, 5    60,000

Tyco Intl                     1, 2, 3, 4, 5    25,000

UDS Capital I G               1, 2, 3, 4, 5    25,000
Preferred SEC 8.32%

Verizon                       1, 2, 3, 4, 5    50,000

Verizon NE 7%                 1, 2, 3, 4, 5    20,000

Washington Mtl                1, 2, 3, 4, 5    35,000

Wells Fargo                   1, 2, 3, 4, 5    50,000

Wells Fargo Cap. Trust        1, 2, 3, 4, 5    20,000

XTO Energy                    1, 2, 3, 4, 5     5,000